CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ (86)	$ 4,218	$ (4,177)
Change in unrealized loss on marketable securities:
Unrealized loss on marketable securities recognized in OCI	(388)	0	0
Change in unrealized gains (losses) on cash flow hedges:
Gain (loss) on derivatives recognized in OCI	(367)	1,292	1,211
Loss (gain) on derivatives (effective portion) recognized in income	494	(2,595)	332
Other comprehensive income (loss), related to unrealized gains (loss) on cash flow hedges	127	(1,303)	1,543
Other comprehensive income (loss)	(261)	(1,303)	1,543
Total comprehensive income (loss)	$ (347)	$ 2,915	$ (2,634)